Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Common Stocks - 88.5%
Aerospace & Defense - 0.4%
Airbus SE *	350	$42,977
BAE Systems PLC	5,478	51,743
Embraer SA *	9,191	29,051
MTU Aero Engines AG	74	17,348
Rheinmetall AG	136	29,069
Rolls-Royce Holdings PLC *	54,158	72,092
Saab AB, Class B	7,670	281,306
Safran SA	533	63,610
Thales SA	1,031	130,717
		717,913
Air Freight & Logistics - 0.6%
Deutsche Post AG	13,645	661,181
DSV A/S	561	109,131
JD Logistics, Inc. *,(a)	4,000	9,878
Mainfreight Ltd.	267	15,553
PostNL NV	15,183	58,451
SG Holdings Co. Ltd.	1,000	19,049
ZTO Express Cayman, Inc., ADR	4,120	103,000
		976,243
Airlines - 0.1%
Air China Ltd., Class H *	20,000	14,020
CAPITAL A BHD *	89,900	15,715
China Eastern Airlines Corp. Ltd., Class A *	18,600	13,723
International Consolidated Airlines Group SA *	36,066	67,545
Jin Air Co. Ltd. *	1,154	17,900
Korean Air Lines Co. Ltd. *	1,051	26,187
		155,090
Auto Components - 0.5%
Bridgestone Corp.	9,700	380,248
Hyundai Mobis Co. Ltd.	743	131,797
Koito Manufacturing Co. Ltd.	1,000	40,989
Mando Corp.	497	20,625
NGK Spark Plug Co. Ltd.	3,800	61,896
NOK Corp.	1,500	14,175
Pirelli & C SpA (a)	26,219	143,850
Valeo	1,969	36,707
		830,287
Automobiles - 2.0%
BAIC Motor Corp. Ltd., Class H (a)	40,500	13,601
Bayerische Motoren Werke AG	4,738	414,358
BYD Co. Ltd., Class A	6,626	240,049
BYD Co. Ltd., Class H	7,000	200,577
Ferrari NV	151	33,384
Geely Automobile Holdings Ltd.	20,000	31,565
Great Wall Motor Co. Ltd., Class H	17,000	27,265
Honda Motor Co. Ltd.	12,200	350,496
Hyundai Motor Co.	228	33,954
Isuzu Motors Ltd.	5,100	66,725

	Shares/ Principal	Fair Value
Automobiles (continued)
Kia Corp.	907	$55,376
Li Auto, Inc., ADR *	2,860	73,817
Mercedes-Benz Group AG	4,376	310,688
Mitsubishi Motors Corp. *	8,300	22,635
NIO, Inc., ADR *	5,867	123,500
Nissan Motor Co. Ltd. *	26,200	118,248
Renault SA *	2,222	59,026
Stellantis NV	12,730	209,628
Subaru Corp.	12,700	203,828
Suzuki Motor Corp.	1,600	55,537
Toyota Motor Corp.	15,700	287,483
XPeng, Inc., ADR *	1,776	49,000
XPeng, Inc., Class A *	1,200	17,238
Yamaha Motor Co. Ltd.	6,700	152,133
		3,150,111
Banks - 10.3%
ABN AMRO Bank NV, CVA (a)	6,428	83,265
Absa Group Ltd.	8,658	112,837
Agricultural Bank of China Ltd., Class H	47,000	18,064
Aozora Bank Ltd.	1,100	23,464
Australia & New Zealand Banking Group Ltd.	7,789	161,436
Banco Bilbao Vizcaya Argentaria SA	57,043	330,673
Banco Bradesco SA	13,576	51,996
Banco de Sabadell SA	141,956	117,765
Banco do Brasil SA	11,586	84,360
Banco Santander Brasil SA	9,764	74,484
Banco Santander SA	148,811	513,281
Bangkok Bank PCL, NVDR	9,900	40,791
Bank Central Asia TBK PT	656,000	364,254
Bank Hapoalim BM	34,745	345,681
Bank Mandiri Persero TBK PT	115,300	63,420
Bank Negara Indonesia Persero Tbk PT	43,900	25,217
Bank of China Ltd., Class H	229,000	92,110
Bank of Communications Co. Ltd., Class A	75,100	60,501
Bank of Montreal	3,933	463,219
Bank of Ningbo Co. Ltd., Class A	6,550	38,610
Bank of Nova Scotia (The)	2,364	169,580
Bank Rakyat Indonesia Persero TBK PT	438,800	142,371
Bankinter SA	9,199	54,493
Banque Cantonale Vaudoise	804	70,069
Barclays PLC	12,426	24,263
BAWAG Group AG *,(a)	3,279	167,679
Bendigo & Adelaide Bank Ltd.	3,891	30,067
BNP Paribas SA	7,320	422,949
BOC Hong Kong Holdings Ltd.	57,500	218,064
BPER Banca	47,344	83,731
Canadian Imperial Bank of Commerce	2,598	315,637
Capitec Bank Holdings Ltd.	450	72,109

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Banks (continued)
China CITIC Bank Corp. Ltd., Class H	179,000	$90,741
China Construction Bank Corp., Class H	581,000	436,970
China Merchants Bank Co. Ltd., Class A	16,800	123,952
China Merchants Bank Co. Ltd., Class H	36,500	286,868
CIMB Group Holdings BHD	53,200	67,437
Commerzbank AG *	6,142	47,338
Commonwealth Bank of Australia	10,386	824,939
Credit Agricole SA	17,278	209,276
DBS Group Holdings Ltd.	6,700	177,383
Erste Group Bank AG	5,287	194,655
FinecoBank Banca Fineco SpA	1,273	19,582
Grupo Financiero Banorte SAB de CV, Class O	33,407	250,980
Hana Financial Group, Inc.	697	27,948
Hong Leong Bank BHD	4,200	20,177
HSBC Holdings PLC	87,136	602,779
Industrial & Commercial Bank of China Ltd., Class H	355,000	218,039
ING Groep NV	3,288	34,795
Intesa Sanpaolo SpA	139,779	324,037
Israel Discount Bank Ltd., Class A	24,802	155,127
Jyske Bank A/S *	339	18,711
KB Financial Group, Inc.	616	31,154
KBC Group NV	243	17,677
Lloyds Banking Group PLC	547,300	339,079
Malayan Banking BHD	169,600	360,598
Mediobanca Banca di Credito Finanziario SpA	25,889	265,586
Mitsubishi UFJ Financial Group, Inc.	2,800	17,539
Mizrahi Tefahot Bank Ltd.	2,427	95,217
National Australia Bank Ltd.	10,495	254,957
National Bank of Canada	5,233	401,488
Nedbank Group Ltd.	2,444	38,982
Nordea Bank Abp	33,428	349,008
OTP Bank Nyrt *	4,889	179,898
Oversea-Chinese Banking Corp. Ltd.	20,700	189,357
Ping An Bank Co. Ltd., Class A	19,300	46,796
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	32,434
Public Bank BHD	211,900	235,346
Raiffeisen Bank International AG	5,233	75,401
RHB Bank BHD	99,400	140,894
Royal Bank of Canada	10,833	1,193,751
Shinhan Financial Group Co. Ltd.	2,179	74,608
Societe Generale SA	10,269	279,475
Standard Bank Group Ltd.	19,329	240,930
Standard Chartered PLC	12,625	84,809
Sumitomo Mitsui Financial Group, Inc.	29,500	949,590
Svenska Handelsbanken AB, Class A	4,650	43,360
TMBThanachart Bank PCL, NVDR	488,400	19,389

	Shares/ Principal	Fair Value
Banks (continued)
Toronto-Dominion Bank (The)	11,836	$939,925
UniCredit SpA	15,779	173,019
United Overseas Bank Ltd.	7,500	177,449
Westpac Banking Corp.	14,678	267,184
		16,483,074
Beverages - 2.0%
Ambev SA	65,559	214,118
Anheuser-Busch InBev SA	2,608	157,451
Arca Continental SAB de CV	20,605	139,478
Budweiser Brewing Co. APAC Ltd. (a)	5,700	15,176
Carlsberg A/S, Class B	615	76,354
China Resources Beer Holdings Co. Ltd.	4,000	24,542
Coca-Cola Femsa SAB de CV	6,091	33,454
Davide Campari-Milano NV	4,817	56,571
Diageo PLC	23,113	1,175,730
Fomento Economico Mexicano SAB de CV	18,619	154,184
Fraser & Neave Holdings BHD	1,700	8,490
Heineken NV	222	21,386
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	1,000	21,382
JiuGui Liquor Co. Ltd., Class A	600	13,990
Kweichow Moutai Co. Ltd., Class A	300	81,301
Luzhou Laojiao Co., Ltd., Class A	900	26,374
Pernod Ricard SA	1,771	392,721
Remy Cointreau SA	546	113,604
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	990	39,784
Suntory Beverage & Food Ltd.	4,200	161,252
Treasury Wine Estates Ltd.	15,923	138,466
Wuliangye Yibin Co. Ltd., Class A	2,400	58,669
		3,124,477
Biotechnology - 0.8%
3SBio, Inc. *,(a)	7,500	6,129
BeiGene Ltd., ADR *	449	84,681
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,200	52,593
Celltrion, Inc.	729	103,150
CSL Ltd.	3,183	640,952
Galapagos NV *	1,242	77,802
Genmab A/S *	548	202,057
Grifols SA	770	14,119
Imeik Technology Development Co. Ltd., Class A *	400	29,954
Innovent Biologics, Inc. *,(a)	7,000	24,089
SK Bioscience Co. Ltd. *	79	10,233
Swedish Orphan Biovitrum AB *	891	21,320
Zai Lab Ltd., ADR *	403	17,724
		1,284,803

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Building Products - 0.4%
Belimo Holding AG	32	$17,126
Cie de Saint-Gobain	1,331	80,371
Daikin Industries Ltd.	2,100	387,732
Kingspan Group PLC	1,598	158,314
Sanwa Holdings Corp.	1,300	13,324
		656,867
Capital Markets - 1.8%
Amundi SA (a)	1,875	129,763
B3 SA - Brasil Bolsa Balcao	88,416	291,932
Banca Generali SpA	2,918	109,479
Brookfield Asset Management, Inc., Class A	1,479	83,692
China International Capital Corp. Ltd., Class H (a)	20,000	44,641
CI Financial Corp.	500	7,950
CITIC Securities Co., Ltd., Class A	49,910	164,449
Deutsche Bank AG *	6,820	87,341
Deutsche Boerse AG	2,385	432,548
DWS Group GmbH & Co. KGaA (a)	2,084	77,122
East Money Information Co. Ltd., Class A	20,448	81,688
Futu Holdings Ltd., ADR *	303	9,866
Guotai Junan Securities Co. Ltd., Class A	16,600	41,113
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	42,289
Hong Kong Exchanges & Clearing Ltd.	3,400	161,243
Huatai Securities Co. Ltd., Class A	15,800	37,065
IG Group Holdings PLC	5,468	58,963
IGM Financial, Inc.	862	30,483
Insignia Financial Ltd.	19,449	54,039
Julius Baer Group Ltd.	875	51,231
Macquarie Group Ltd.	2,430	370,929
Partners Group Holding AG	181	226,877
Perpetual Ltd.	1,866	48,694
Reinet Investments SCA	690	15,477
TMX Group Ltd.	1,244	128,060
UBS Group AG	8,247	162,610
		2,949,544
Chemicals - 3.0%
Air Liquide SA	2,890	511,016
Air Water, Inc.	1,100	15,588
Arkema SA	139	16,819
Asahi Kasei Corp.	17,400	152,317
Covestro AG (a)	1,436	73,242
Croda International PLC	1,561	161,957
DIC Corp.	1,900	39,244
Dongyue Group Ltd.	6,000	8,259
Evonik Industries AG	10,870	304,540
Givaudan SA	87	361,803

	Shares/ Principal	Fair Value
Chemicals (continued)
Hyosung Advanced Materials Corp.	30	$12,895
Israel Corp. Ltd. (The) *	27	15,749
Johnson Matthey PLC	1,862	46,053
Kaneka Corp.	300	8,762
Kansai Paint Co. Ltd.	2,900	47,141
Kuraray Co. Ltd.	2,200	19,159
LG Chem Ltd.	453	198,833
Mitsubishi Chemical Holdings Corp.	2,600	17,503
Nippon Shokubai Co. Ltd.	1,100	48,305
Nitto Denko Corp.	800	58,134
Novozymes A/S, Class B	1,980	137,127
Nutrien Ltd.	1,613	166,872
OCI NV *	795	28,377
PhosAgro PJSC, GDR	740	7
Shanghai Putailai New Energy Technology Co. Ltd., Class A	800	17,725
Shenzhen Capchem Technology Co. Ltd., Class A	1,100	14,142
Shin-Etsu Chemical Co. Ltd.	3,300	510,871
Sika AG	1,534	512,417
Solvay SA	2,179	216,893
Sumitomo Chemical Co. Ltd.	151,500	701,487
Symrise AG	1,247	151,027
Teijin Ltd.	2,400	26,951
Toray Industries, Inc.	6,700	35,262
Tosoh Corp.	1,600	23,913
Wacker Chemie AG	491	84,542
Wanhua Chemical Group Co. Ltd., Class A	2,700	34,432
Yunnan Energy New Material Co. Ltd., Class A	500	17,342
		4,796,706
Commercial Services & Supplies - 0.3%
Brambles Ltd.	25,098	186,777
HomeServe PLC	10,413	115,578
Rentokil Initial PLC	9,497	65,772
Secom Co. Ltd.	1,500	109,594
		477,721
Communications Equipment - 0.5%
Nokia Oyj *	60,253	334,230
Telefonaktiebolaget LM Ericsson, Class B	40,460	374,670
ZTE Corp., Class A	8,200	30,897
		739,797
Construction & Engineering - 0.1%
COMSYS Holdings Corp.	600	13,189
HOCHTIEF AG	504	34,319
Kandenko Co. Ltd.	3,900	26,798
Metallurgical Corp. of China Ltd., Class H	72,000	19,491

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Construction & Engineering (continued)
Vinci SA	683	$70,667
WSP Global, Inc.	148	19,659
		184,123
Construction Materials - 0.4%
Cemex SAB de CV *	113,453	60,476
CRH PLC	1,866	75,475
James Hardie Industries PLC	11,668	355,740
Siam Cement PCL (The), NVDR	8,700	100,213
Taiheiyo Cement Corp.	600	9,981
		601,885
Consumer Finance - 0.0%†
Muangthai Capital PCL, NVDR	8,800	13,895
Containers & Packaging - 0.1%
Klabin SA	10,840	55,364
Orora Ltd.	7,034	19,069
Smurfit Kappa Group PLC	767	34,520
		108,953
Distributors - 0.0%†
D'ieteren Group	108	18,397
Diversified Consumer Services - 0.0%†
Benesse Holdings, Inc.	2,500	46,282
Cogna Educacao *	29,080	17,441
IDP Education Ltd.	771	18,284
		82,007
Diversified Financial Services - 0.7%
Banca Mediolanum SpA	12,195	105,239
Challenger Ltd.	8,543	43,304
EXOR NV	1,057	81,737
FirstRand Ltd.	37,438	198,482
Groupe Bruxelles Lambert SA	2,406	251,963
Investor AB, Class A	3,297	77,973
Investor AB, Class B	13,208	292,168
L E Lundbergforetagen AB, Class B	1,692	87,256
M&G PLC	7,398	21,546
Mitsubishi HC Capital, Inc.	7,300	34,282
		1,193,950
Diversified Telecommunication - 1.8%
BCE, Inc.	8,477	470,322
Bezeq The Israeli Telecommunication Corp. Ltd. *	10,979	18,891
BT Group PLC	74,731	179,275
China Tower Corp. Ltd., Class H (a)	112,000	12,585
Deutsche Telekom AG	2,793	52,618
KT Corp.	7,588	223,499
Nippon Telegraph & Telephone Corp.	12,200	356,326
Orange SA	12,637	150,504
PCCW Ltd.	129,000	72,807
Singapore Telecommunications Ltd.	505,700	986,477
Spark New Zealand Ltd.	11,045	35,185
Telecom Italia SpA/Milano	129,349	46,048

	Shares/ Principal	Fair Value
Diversified Telecommunication (continued)
Telefonica Deutschland Holding AG	32,126	$88,254
Telekom Malaysia BHD	38,800	45,123
Telenor ASA	1,434	20,787
Telstra Corp. Ltd.	17,121	50,914
		2,809,615
Electric Utilities - 1.1%
Acciona SA	741	143,046
Chugoku Electric Power Co., Inc. (The)	3,900	27,216
CPFL Energia SA	16,341	110,970
EDP - Energias de Portugal SA	37,014	183,885
Electricite de France SA	20,589	195,500
Emera, Inc.	6,920	343,327
Enel SpA	30,612	206,679
Energisa SA	4,781	49,128
Equatorial Energia SA	4,300	24,712
Fortis, Inc.	757	37,473
Hydro One Ltd. (a)	1,066	28,744
Iberdrola SA	11,995	132,395
Light SA	4,100	8,930
Orsted AS *,(a)	242	30,740
Shikoku Electric Power Co., Inc.	6,600	42,849
Tenaga Nasional BHD	101,000	216,184
		1,781,778
Electrical Equipment - 1.7%
ABB Ltd.	20,961	687,197
Contemporary Amperex Technology Co. Ltd., Class A	2,624	211,927
Legrand SA	4,397	422,599
Mitsubishi Electric Corp.	3,400	39,497
Nidec Corp.	2,000	160,626
Schneider Electric SE	6,362	1,077,092
Vestas Wind Systems A/S	721	21,543
WEG SA	15,148	111,252
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	9,358
		2,741,091
Electronic Equipment, Instruments & Components - 1.3%
AAC Technologies Holdings, Inc.	3,500	8,483
Alps Alpine Co. Ltd.	3,800	37,914
BOE Technology Group Co. Ltd., Class A	67,700	46,001
Canon Marketing Japan, Inc.	700	14,551
GoerTek, Inc., Class A	2,900	15,727
Halma PLC	1,846	61,006
Hana Microelectronics PCL, NVDR	8,400	12,316
Inari Amertron BHD	82,400	60,162
KCE Electronics PCL, NVDR	13,900	27,382
Keyence Corp.	1,500	707,518
LG Innotek Co. Ltd.	177	56,515
Murata Manufacturing Co. Ltd.	4,500	300,939

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Electronic Equipment, Instruments & Components (continued)
Omron Corp.	3,500	$236,861
Samsung Electro-Mechanics Co. Ltd.	893	121,567
Samsung SDI Co. Ltd.	378	185,873
Shimadzu Corp.	1,800	62,805
Spectris PLC	636	21,764
Sunny Optical Technology Group Co. Ltd.	3,600	57,967
TDK Corp.	1,200	44,095
		2,079,446
Energy Equipment & Services - 0.0%†
Dialog Group BHD	15,700	10,231
SBM Offshore NV	1,282	20,562
Worley Ltd.	5,399	52,342
		83,135
Entertainment - 0.6%
Krafton, Inc. *	54	12,274
NCSoft Corp.	161	62,099
NetEase, Inc.	20,060	368,341
Netmarble Corp. (a)	287	26,402
Nexon Co. Ltd.	4,000	96,626
Nintendo Co. Ltd.	300	152,429
Sea Ltd., ADR *	1,272	152,373
Tencent Music Entertainment Group, ADR *	3,441	16,758
		887,302
Equity Real Estate Investment - 0.8%
British Land Co. PLC (The)	2,752	19,219
Canadian Apartment Properties REIT	5,223	224,342
Champion REIT	23,000	10,455
Charter Hall Group	1,883	23,346
First Capital Real Estate Investment Trust	1,897	27,262
Goodman Group	6,299	108,275
GPT Group (The)	14,419	56,089
Klepierre SA *	3,875	104,252
Link REIT	13,300	113,786
Mapletree Commercial Trust	20,100	28,070
Mirvac Group	64,791	121,150
Scentre Group	117,600	269,351
Stockland	7,275	23,328
Warehouses De Pauw CVA	2,143	93,230
		1,222,155
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc.	3,234	145,822
Berli Jucker PCL, NVDR	86,400	93,546
Carrefour SA	7,104	155,279
Clicks Group Ltd.	2,219	46,931
Coles Group Ltd.	17,437	234,519
George Weston Ltd.	481	59,285

	Shares/ Principal	Fair Value
Food & Staples Retailing (continued)
J Sainsbury PLC	9,947	$33,095
Jeronimo Martins SGPS SA	9,893	239,192
Kesko Oyj, Class B	7,993	222,424
Koninklijke Ahold Delhaize NV	14,158	458,646
Loblaw Cos. Ltd.	2,894	259,917
Magnit PJSC, GDR	2,720	27
Metcash Ltd.	9,316	31,761
Sendas Distribuidora SA	11,898	41,013
Siam Makro PCL, NVDR	13,900	16,617
Sundrug Co. Ltd.	2,700	66,179
Tesco PLC	101,630	369,319
Tsuruha Holdings, Inc.	200	12,787
Wal-Mart de Mexico SAB de CV	21,019	85,912
		2,572,271
Food Products - 1.9%
Associated British Foods PLC	1,957	42,825
AVI Ltd.	2,983	14,719
Calbee, Inc.	13,600	263,876
Dali Foods Group Co. Ltd. (a)	66,000	34,637
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,300	17,917
Fuji Oil Holdings, Inc.	4,200	68,515
Grupo Bimbo SAB de CV, Series A	23,733	71,406
Itoham Yonekyu Holdings, Inc.	2,300	12,298
JBS SA	2,441	19,258
JDE Peet's NV	3,357	96,853
Kerry Group PLC, Class A	559	62,881
Kuala Lumpur Kepong BHD	6,300	37,757
Marfrig Global Foods SA	19,624	88,375
Minerva SA/Brazil	8,446	22,626
Morinaga & Co. Ltd./Japan	1,600	50,225
Nestle SA	15,503	2,024,950
Nissin Foods Holdings Co. Ltd.	600	42,365
QL Resources BHD	10,350	12,357
Strauss Group Ltd.	750	22,402
Toyo Suisan Kaisha Ltd.	800	28,803
Uni-President China Holdings Ltd.	21,000	18,315
Yamazaki Baking Co. Ltd.	2,000	24,700
		3,078,060
Gas Utilities - 0.5%
APA Group	2,496	20,000
Beijing Enterprises Holdings Ltd.	10,000	31,731
China Resources Gas Group Ltd.	4,000	16,983
ENN Energy Holdings Ltd.	6,200	93,023
Italgas SpA	20,418	132,310
Korea Gas Corp.	1,943	63,481
Kunlun Energy Co. Ltd.	22,000	19,187
Perusahaan Gas Negara TBK PT *	194,400	19,017
Rubis SCA	8,136	241,431
Tokyo Gas Co. Ltd.	12,200	224,349

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Gas Utilities (continued)
Towngas Smart Energy Co. Ltd *	14,000	$7,365
		868,877
Health Care Equipment & Supplies - 1.1%
Demant A/S *	353	16,158
Elekta AB, Class B	17,222	137,157
Fisher & Paykel Healthcare Corp. Ltd.	8,648	146,468
Hartalega Holdings BHD	31,600	36,449
Hoya Corp.	3,900	450,810
Kossan Rubber Industries BHD	31,500	14,683
Nihon Kohden Corp.	600	14,588
Olympus Corp.	16,600	319,896
Osstem Implant Co. Ltd.	129	12,659
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	121,096
Straumann Holding AG	99	159,917
Supermax Corp. BHD	17,112	4,802
Terumo Corp.	10,300	316,022
		1,750,705
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co., Ltd., Class A	2,300	11,440
Amplifon SpA	935	42,175
Celltrion Healthcare Co. Ltd.	399	21,398
Fleury SA	4,972	16,804
IHH Healthcare BHD	81,600	120,321
Sonic Healthcare Ltd.	1,481	39,459
		251,597
Health Care Technology - 0.0%†
M3, Inc.	1,300	47,866
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd.	14,105	388,732
Compass Group PLC	3,776	82,033
Evolution AB (a)	231	23,996
Flight Centre Travel Group Ltd. *	1,574	23,285
Flutter Entertainment PLC *	619	72,317
Greggs PLC	2,961	95,945
Jiumaojiu International Holdings Ltd. (a)	10,000	21,452
Sodexo SA	1,480	121,528
Trip.com Group Ltd., ADR *	1,195	27,628
Whitbread PLC *	4,865	183,005
		1,039,921
Household Durables - 0.8%
Barratt Developments PLC	1,752	12,051
Bellway PLC	1,378	44,125
Casio Computer Co. Ltd.	11,400	132,245
LG Electronics, Inc.	378	37,580
Nikon Corp.	6,900	74,699
Persimmon PLC	981	27,783
Rinnai Corp.	500	37,775
Sekisui House Ltd.	17,600	343,807

	Shares/ Principal	Fair Value
Household Durables (continued)
Sony Group Corp.	5,200	$545,384
Sumitomo Forestry Co. Ltd.	1,300	23,221
Taylor Wimpey PLC	26,811	46,138
		1,324,808
Household Products - 0.3%
Essity AB, Class B	2,663	63,493
Lion Corp.	4,300	48,252
Pigeon Corp.	2,200	39,025
Unicharm Corp.	8,700	312,447
		463,217
Independent Power and Renewable Electricity Producers - 0.2%
B Grimm Power PCL	10,800	11,450
China Longyuan Power Group Corp. Ltd., Class H	28,000	63,784
Energy Absolute PCL, NVDR	61,000	179,789
		255,023
Industrial Conglomerates - 1.5%
Alfa SAB de CV, Class A	18,300	13,875
CK Hutchison Holdings Ltd.	42,500	312,316
Hitachi Ltd.	2,200	111,745
Jardine Cycle & Carriage Ltd.	27,700	512,307
Jardine Matheson Holdings Ltd.	3,300	181,500
NWS Holdings Ltd.	9,000	8,274
Samsung C&T Corp.	646	60,760
Siemens AG	5,846	817,362
SM Investments Corp.	920	16,162
Smiths Group PLC	10,696	204,554
Toshiba Corp.	2,400	91,947
		2,330,802
Insurance - 4.5%
AIA Group Ltd.	118,400	1,246,531
Allianz SE	3,061	737,531
ASR Nederland NV	6,274	294,798
Assicurazioni Generali SpA	787	18,187
Aviva PLC	7,238	43,085
AXA SA	14,804	437,570
Baloise Holding AG	388	69,610
China Life Insurance Co. Ltd., Class H	64,000	98,394
Direct Line Insurance Group PLC	4,188	15,169
Fairfax Financial Holdings Ltd.	35	19,111
Great-West Lifeco, Inc.	17,208	507,540
Intact Financial Corp.	457	67,585
Japan Post Holdings Co. Ltd.	44,700	330,863
Legal & General Group PLC	15,393	55,127
Manulife Financial Corp.	25,339	540,841
Medibank Pvt Ltd.	158,500	366,599
MS&AD Insurance Group Holdings, Inc.	8,000	262,196
Old Mutual Ltd.	29,187	27,504
Phoenix Group Holdings PLC	3,233	26,136

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Insurance (continued)
PICC Property & Casualty Co. Ltd., Class H	8,000	$8,193
Ping An Insurance Group Co. of China Ltd., Class H	62,000	440,573
Porto Seguro SA	3,608	16,058
Prudential PLC	9,275	138,483
QBE Insurance Group Ltd.	30,234	261,099
Samsung Fire & Marine Insurance Co. Ltd.	77	13,913
Samsung Life Insurance Co. Ltd.	645	35,069
Sanlam Ltd.	25,363	125,318
Swiss Re AG	2,039	195,248
T&D Holdings, Inc.	900	12,390
Tokio Marine Holdings, Inc.	5,700	334,744
Tryg A/S	718	17,640
Unipol Gruppo SpA	24,721	136,979
Zurich Insurance Group AG	587	291,379
		7,191,463
Interactive Media & Services - 2.5%
Autohome, Inc., ADR	1,989	60,486
Baidu, Inc., Class A *	22,738	410,837
JOYY, Inc., ADR	348	12,782
Kakao Corp.	2,067	181,622
Kuaishou Technology *,(a)	3,600	34,109
NAVER Corp.	1,204	338,239
REA Group Ltd.	2,703	274,979
Rightmove PLC	19,927	166,027
Scout24 SE (a)	8,527	493,353
Tencent Holdings Ltd.	41,100	1,963,840
		3,936,274
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. *	98,400	1,408,514
Americanas SA	2,136	14,620
JD.com, Inc., Class A *	8,750	261,448
Meituan, Class B *,(a)	23,900	474,863
Naspers Ltd., Class N	2,245	255,668
Pinduoduo, Inc., ADR *	803	32,208
Prosus NV *	3,106	167,870
Vipshop Holdings Ltd., ADR *	4,960	44,640
		2,659,831
IT Services - 1.5%
Adyen NV *,(a)	70	140,895
Capgemini SE	2,098	472,704
CGI, Inc. *	6,771	539,869
Cielo SA	53,228	34,612
Fujitsu Ltd.	600	91,032
GDS Holdings Ltd., Class A *	3,100	15,814
NEC Corp.	7,300	309,742
NET One Systems Co. Ltd.	5,100	120,215
Nomura Research Institute Ltd.	1,600	52,993

	Shares/ Principal	Fair Value
IT Services (continued)
Obic Co. Ltd.	900	$136,585
Reply SpA	100	16,690
Samsung SDS Co. Ltd.	746	85,245
Shopify, Inc., Class A *	513	347,245
		2,363,641
Leisure Products - 0.0%†
BRP, Inc.	298	24,421
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	1,534	153,459
Lonza Group AG	503	367,418
Pharmaron Beijing Co. Ltd., Class A	2,800	52,088
Pharmaron Beijing Co. Ltd., Class H (a)	3,800	46,315
Samsung Biologics Co. Ltd. *,(a)	93	63,455
Sartorius Stedim Biotech	316	130,970
Tecan Group AG	219	87,576
WuXi AppTec Co. Ltd., Class A	3,720	65,907
WuXi AppTec Co. Ltd., Class H (a)	11,400	181,232
Wuxi Biologics Cayman, Inc. *,(a)	29,000	240,883
		1,389,303
Machinery - 1.6%
Amada Co. Ltd.	22,400	200,055
ANDRITZ AG *	1,787	83,469
Atlas Copco AB, Class A	7,302	385,260
Atlas Copco AB, Class B	3,557	163,930
Daifuku Co. Ltd.	1,300	94,146
DMG Mori Co. Ltd.	3,100	42,755
Ebara Corp.	500	28,177
FANUC Corp.	700	124,832
Fluidra SA	799	23,381
GEA Group AG	606	25,157
IMI PLC	3,274	58,755
Indutrade AB	1,477	37,767
Komatsu Ltd.	6,800	164,881
Kone Oyj, Class B	5,697	301,662
Mitsubishi Heavy Industries Ltd.	2,200	72,865
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	47,627
SMC Corp.	100	56,717
Spirax-Sarco Engineering PLC	382	63,046
Sumitomo Heavy Industries Ltd.	1,100	25,539
Techtronic Industries Co. Ltd.	25,500	413,202
Valmet OYJ	547	17,169
VAT Group AG (a)	169	65,084
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	4,160	38,327
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	41,299	43,232
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	9,685
		2,586,720

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Marine - 0.4%
AP Moller - Maersk A/S, Class B	68	$207,193
COSCO SHIPPING Holdings Co. Ltd., Class A *	8,300	20,282
COSCO SHIPPING Holdings Co. Ltd., Class H *	58,550	102,126
HMM Co. Ltd.	1,822	43,819
Kawasaki Kisen Kaisha Ltd.	300	19,823
Kuehne + Nagel International AG	251	71,761
Mitsui OSK Lines Ltd.	1,500	42,266
Nippon Yusen KK	900	79,786
Precious Shipping PCL, NVDR	37,300	19,183
SITC International Holdings Co. Ltd.	4,000	14,174
		620,413
Media - 0.5%
Future PLC	720	24,667
ITV PLC *	119,510	128,903
Megacable Holdings SAB de CV	3,800	11,433
MultiChoice Group	1,493	13,459
Nippon Television Holdings, Inc.	3,900	40,936
Publicis Groupe SA	2,526	155,311
RTL Group SA	3,000	168,233
Schibsted ASA, Class A	494	12,322
Telenet Group Holding NV	2,227	72,403
WPP PLC	13,713	181,094
		808,761
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd.	1,342	82,193
Alumina Ltd.	39,332	59,368
Aluminum Corp. of China Ltd., Class A *	120,900	110,930
Aluminum Corp. of China Ltd., Class H *	146,000	85,757
Angang Steel Co. Ltd., Class H	22,000	10,141
Anglo American Platinum Ltd.	982	134,844
Anglo American PLC	12,447	651,027
Anglo American PLC	6,705	353,524
AngloGold Ashanti Ltd.	5,485	131,565
B2Gold Corp.	5,484	25,202
BHP Group Ltd.	2,965	115,242
BHP Group Ltd.	38,321	1,489,218
BlueScope Steel Ltd.	9,275	145,291
China Molybdenum Co. Ltd., Class H	51,000	26,635
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,900	17,707
Dongkuk Steel Mill Co. Ltd.	1,506	20,812
Franco-Nevada Corp.	3,795	604,441
Ganfeng Lithium Co. Ltd., Class A	7,800	154,510
Ganfeng Lithium Co. Ltd., Class H (a)	4,000	57,206
Glencore PLC *	41,644	274,153
Gold Fields Ltd.	8,302	129,565
Grupo Mexico SAB de CV, Series B	25,451	151,555
Impala Platinum Holdings Ltd.	6,903	106,305

	Shares/ Principal	Fair Value
Metals & Mining (continued)
Korea Zinc Co. Ltd.	96	$46,335
Maanshan Iron & Steel Co. Ltd., Class H	40,000	16,089
Mitsubishi Materials Corp.	2,000	35,312
Mitsui Mining & Smelting Co. Ltd.	900	24,877
MMG Ltd. *	40,000	16,140
POSCO Holdings, Inc.	655	158,339
Press Metal Aluminium Holdings BHD	102,200	150,696
Rio Tinto Ltd.	1,316	117,711
Rio Tinto PLC	716	57,327
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	18,864
Sibanye Stillwater Ltd.	10,987	44,963
Sims Ltd.	5,303	85,858
South32 Ltd.	77,727	293,013
thyssenkrupp AG *	3,483	30,189
Vale SA	10,030	201,615
Wheaton Precious Metals Corp.	11,765	559,969
Yamana Gold, Inc.	6,552	36,614
Zhaojin Mining Industry Co. Ltd., Class H	15,000	13,235
Zhejiang Huayou Cobalt Co. Ltd., Class A	6,500	100,219
Zijin Mining Group Co. Ltd., Class A	73,700	131,759
Zijin Mining Group Co. Ltd., Class H	88,000	135,516
		7,211,831
Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	8,547	34,338
Lifestyle International Holdings Ltd. *	22,500	10,889
Next PLC	927	73,623
Pan Pacific International Holdings Corp.	1,300	21,036
Wesfarmers Ltd.	4,004	151,573
Woolworths Holdings Ltd./South Africa	22,801	90,158
		381,617
Multi-Utilities - 1.0%
AGL Energy Ltd.	15,060	87,308
Atco Ltd./Canada, Class I	19,526	671,111
Canadian Utilities Ltd., Class A	4,089	125,448
Centrica PLC *	25,587	26,978
E.ON SE	9,150	107,326
Engie SA	44,626	592,560
Hera SpA	3,875	14,426
RWE AG	533	23,443
Veolia Environnement SA	595	19,258
		1,667,858
Oil, Gas & Consumable Fuels - 5.6%
Ampol Ltd.	4,656	107,130
BP PLC	195,212	964,747
Canadian Natural Resources Ltd.	11,133	689,969
Cenovus Energy, Inc.	8,166	136,247

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp., Class H	144,000	$72,263
China Suntien Green Energy Corp. Ltd., Class H	31,000	17,536
Crescent Point Energy Corp.	16,304	118,261
Ecopetrol SA	174,971	164,916
Enbridge, Inc.	16,036	738,859
Enerplus Corp.	1,824	23,131
Eni SpA	9,892	146,318
Equinor ASA	23,381	885,612
Galp Energia SGPS SA	2,862	36,668
GS Holdings Corp.	764	27,672
Imperial Oil Ltd.	3,356	162,554
Inpex Corp.	18,000	213,553
Koninklijke Vopak NV	1,698	55,488
Lundin Energy AB	3,523	150,947
Neste Oyj	4,488	207,133
Novatek PJSC, GDR	585	6
Parex Resources, Inc.	1,344	27,600
Parkland Corp./Canada	4,192	124,077
Pembina Pipeline Corp.	8,508	319,940
PetroChina Co. Ltd., Class A	155,100	134,974
PetroChina Co. Ltd., Class H	362,000	187,670
Petroleo Brasileiro SA	22,563	167,752
Petronas Dagangan BHD	14,500	70,418
PTT Exploration & Production PCL, NVDR	18,400	79,687
PTT PCL, NVDR	146,900	170,095
Repsol SA	22,097	293,166
Santos Ltd.	3,091	17,966
Shell PLC	44,040	1,222,619
SK Innovation Co. Ltd. *	617	109,395
S-Oil Corp.	753	60,076
Star Petroleum Refining PCL, NVDR	47,400	13,757
Suncor Energy, Inc.	8,629	281,174
TC Energy Corp.	486	27,435
TotalEnergies SE	9,762	499,964
Tourmaline Oil Corp.	2,014	92,876
Ultrapar Participacoes SA	30,797	92,483
Woodside Petroleum Ltd.	4,031	97,169
		9,009,303
Personal Products - 1.5%
Kao Corp.	2,600	107,641
LG Household & Health Care Ltd.	67	47,429
L'Oreal SA	3,831	1,550,933
Unilever PLC	9,114	415,211
Unilever PLC	7,661	348,501
		2,469,715
Pharmaceuticals - 5.4%
Aspen Pharmacare Holdings Ltd.	3,918	53,258

	Shares/ Principal	Fair Value
Pharmaceuticals (continued)
Astellas Pharma, Inc.	11,400	$179,488
AstraZeneca PLC	7,944	1,059,753
Asymchem Laboratories Tianjin Co. Ltd., Class A	276	15,969
Bayer AG	5,687	392,946
CanSino Biologics, Inc. *	600	21,954
CanSino Biologics, Inc., Class H *,(a)	400	6,431
Changchun High & New Technology Industry Group, Inc., Class A	600	15,877
Chugai Pharmaceutical Co. Ltd.	5,800	195,778
CSPC Pharmaceutical Group Ltd.	153,040	176,854
Daiichi Sankyo Co. Ltd.	16,500	364,325
Eisai Co. Ltd.	3,900	182,187
GlaxoSmithKline PLC	16,304	353,599
H Lundbeck A/S	695	16,181
Hansoh Pharmaceutical Group Co. Ltd. (a)	4,000	6,701
Hisamitsu Pharmaceutical Co., Inc.	500	15,077
Merck KGaA	552	116,603
Novartis AG	16,814	1,484,529
Novo Nordisk A/S, Class B	12,330	1,381,220
Otsuka Holdings Co. Ltd.	1,800	62,761
Roche Holding AG	3,889	1,551,099
Sanofi	4,034	415,225
Santen Pharmaceutical Co. Ltd.	4,300	43,469
Sawai Group Holdings Co. Ltd.	400	14,698
Shionogi & Co. Ltd.	900	55,835
Sino Biopharmaceutical Ltd.	84,000	52,450
Takeda Pharmaceutical Co. Ltd.	3,500	100,869
Teva Pharmaceutical Industries Ltd., ADR *	6,768	63,552
Teva Pharmaceutical Industries Ltd. *	16,283	151,847
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	15,004
		8,565,539
Professional Services - 1.8%
DKSH Holding AG	356	30,078
Experian PLC	9,417	365,891
Intertek Group PLC	776	53,375
Nihon M&A Center Holdings, Inc.	3,200	45,532
Randstad NV	4,038	245,491
Recruit Holdings Co. Ltd.	10,300	459,437
RELX PLC	20,949	657,291
Stantec, Inc.	622	31,228
Teleperformance	483	186,105
Thomson Reuters Corp.	711	77,262
Wolters Kluwer NV	6,304	677,426
		2,829,116

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Real Estate Management & Development - 1.1%
China Overseas Land & Investment Ltd.	25,000	$74,859
China Resources Land Ltd.	12,000	55,929
City Developments Ltd.	10,700	62,223
CK Asset Holdings Ltd.	17,000	116,569
Country Garden Holdings Co. Ltd.	32,000	24,639
Country Garden Services Holdings Co. Ltd.	11,000	47,195
Daito Trust Construction Co. Ltd.	1,200	128,428
Daiwa House Industry Co. Ltd.	900	23,735
FirstService Corp.	1,473	213,252
Hulic Co. Ltd.	2,800	25,399
Hysan Development Co. Ltd.	9,000	26,317
IWG PLC *	9,543	32,895
KE Holdings, Inc., ADR *	8,693	107,532
Kerry Properties Ltd.	56,000	158,388
KWG Group Holdings Ltd.	15,500	6,413
Logan Group Co. Ltd.	26,000	7,404
Longfor Group Holdings Ltd. (a)	2,500	12,865
Multiplan Empreendimentos Imobiliarios SA	4,224	21,689
New World Development Co. Ltd.	5,000	20,335
Poly Property Services Co. Ltd., Class H	3,000	21,720
PSP Swiss Property AG	311	41,095
Relo Group, Inc.	1,500	22,653
Sagax AB, Class B	426	13,119
Seazen Group Ltd. *	20,000	10,777
Sino Land Co. Ltd.	14,000	18,163
SM Prime Holdings, Inc.	21,800	15,946
Sun Hung Kai Properties Ltd.	4,500	53,783
Sunac China Holdings Ltd.	35,000	20,469
Swire Pacific Ltd., Class A	3,500	21,407
Swire Properties Ltd.	102,200	253,954
Wharf Holdings Ltd. (The)	5,000	15,259
Wharf Real Estate Investment Co. Ltd.	7,000	34,726
		1,709,137
Road & Rail - 1.0%
ALD SA (a)	967	12,954
Aurizon Holdings Ltd.	79,116	219,231
Canadian National Railway Co.	4,909	659,092
Canadian Pacific Railway Ltd.	4,734	391,061
CJ Logistics Corp. *	69	7,372
Localiza Rent a Car SA	8,415	108,394
TFI International, Inc.	2,088	222,583
		1,620,687
Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp.	3,500	278,847
ams-OSRAM AG *	1,925	29,840
ASM Pacific Technology Ltd.	4,500	45,682

	Shares/ Principal	Fair Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	2,945	$1,998,820
Daqo New Energy Corp., ADR *	586	24,214
Disco Corp.	400	113,368
JCET Group Co., Ltd., Class A	5,656	21,917
Lasertec Corp.	400	68,498
NAURA Technology Group Co. Ltd., Class A	1,200	51,836
SG Micro Corp., Class A	500	25,738
SK Hynix, Inc.	4,081	397,309
SK Square Co. Ltd. *	644	30,190
StarPower Semiconductor Ltd., Class A	400	24,379
Tokyo Electron Ltd.	1,700	885,891
Tokyo Seimitsu Co. Ltd.	2,000	80,412
Tower Semiconductor Ltd. *	1,206	58,462
Xinyi Solar Holdings Ltd.	12,000	21,176
		4,156,579
Software - 1.1%
Constellation Software, Inc.	72	123,185
Dassault Systemes SE	2,935	146,023
Descartes Systems Group, Inc. (The) *	319	23,376
Kingdee International Software Group Co. Ltd. *	25,000	55,609
Nemetschek SE	1,233	120,453
Nice Ltd. *	357	78,408
Oracle Corp. Japan	200	14,006
Rakus Co. Ltd.	1,600	22,001
Sangfor Technologies, Inc., Class A	500	8,794
SAP SE	7,078	796,354
Temenos AG	1,010	97,680
TOTVS SA	4,800	36,930
Trend Micro, Inc./Japan	2,800	165,174
WiseTech Global Ltd.	2,065	79,210
Xero Ltd. *	336	25,926
		1,793,129
Specialty Retail - 0.8%
Dufry AG *	461	19,592
Fast Retailing Co. Ltd.	400	207,588
Foschini Group Ltd. (The)	1,691	17,055
Hikari Tsushin, Inc.	700	80,569
Industria de Diseno Textil SA	17,085	376,011
JB Hi-Fi Ltd.	5,079	206,799
JD Sports Fashion PLC	22,630	44,172
Pepkor Holdings Ltd. (a)	15,484	24,584
Shimamura Co. Ltd.	200	17,912
WH Smith PLC *	1,880	35,545
Yamada Holdings Co. Ltd.	55,900	175,011
		1,204,838

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Technology Hardware, Storage & Peripherals - 1.8%
Canon, Inc.	8,100	$199,739
FUJIFILM Holdings Corp.	5,600	346,127
Konica Minolta, Inc.	10,100	42,938
Lenovo Group Ltd.	120,000	130,551
Ricoh Co. Ltd.	5,200	45,499
Samsung Electronics Co. Ltd.	33,658	1,932,756
Seiko Epson Corp.	900	13,651
Xiaomi Corp., Class B *,(a)	88,400	157,353
		2,868,614
Textiles, Apparel & Luxury Goods - 2.3%
ANTA Sports Products Ltd.	9,800	123,135
Burberry Group PLC	3,706	81,683
Cie Financiere Richemont SA, Class A	4,517	579,197
Hermes International	437	627,963
HUGO BOSS AG	473	27,704
Kering SA	1,012	648,239
Li Ning Co. Ltd.	17,500	151,059
LVMH Moet Hennessy Louis Vuitton SE	1,638	1,183,545
Moncler SpA	650	36,696
PRADA SpA	2,200	13,976
Shenzhou International Group Holdings Ltd.	1,300	17,397
Swatch Group AG (The)	837	239,844
Xtep International Holdings Ltd.	22,000	33,373
		3,763,811
Tobacco - 1.7%
British American Tobacco PLC	29,504	1,240,950
Gudang Garam TBK PT	6,500	14,301
Imperial Brands PLC	8,606	182,487
Japan Tobacco, Inc.	36,100	620,875
Swedish Match AB	80,614	613,121
		2,671,734
Trading Companies & Distributors - 1.6%
Ashtead Group PLC	8,677	552,150
Ferguson PLC	1,561	213,339
Finning International, Inc.	809	24,379
IMCD NV	1,373	237,171
ITOCHU Corp.	14,200	484,818
Marubeni Corp.	11,400	133,935
Mitsubishi Corp.	4,900	185,746
Mitsui & Co. Ltd.	5,300	145,321
MonotaRO Co. Ltd.	1,500	32,552
Rexel SA *	3,115	67,343
Sojitz Corp.	2,920	48,524
Sumitomo Corp.	28,200	492,324
		2,617,602
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd.	4,123	20,280

	Shares/ Principal	Fair Value
Transportation Infrastructure (continued)
Fraport AG Frankfurt Airport Services Worldwide *	288	$16,183
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	13,363
Grupo Aeroportuario del Pacifico SAB de CV, Class B *	2,161	34,745
Kamigumi Co. Ltd.	1,100	19,938
Qube Holdings Ltd.	8,075	18,980
		123,489
Water Utilities - 0.0%†
Cia de Saneamento de Minas Gerais-COPASA	6,708	19,311
Wireless Telecommunication Services - 0.8%
1&1 AG	503	11,361
Advanced Info Service PCL, NVDR	2,500	17,519
Freenet AG	4,551	123,047
KDDI Corp.	4,400	145,186
Mobile TeleSystems PJSC, ADR	3,291	33
MTN Group Ltd.	10,247	133,237
SK Telecom Co. Ltd.	2,043	95,909
SoftBank Corp.	18,400	216,480
SoftBank Group Corp.	7,400	338,922
Tele2 AB, Class B	10,619	162,144
Vodacom Group Ltd.	2,599	28,458
		1,272,296
Total Common Stocks
(Cost - $132,930,359)		141,670,545
Exchange Traded Funds - 7.9%
Equity Funds - 7.9%
iShares MSCI India ETF	125,248	5,582,303
iShares MSCI Taiwan ETF	112,269	6,898,930
iShares MSCI Turkey ETF	9,641	199,569
Total Exchange Traded Funds
(Cost - $9,047,165)		12,680,802
Preferred Stocks - 0.9%
Airlines - 0.1%
Azul SA *	15,995	80,346
Gol Linhas Aereas Inteligentes SA *	9,948	36,112
		116,458
Automobiles - 0.1%
Volkswagen AG	436	76,163
Banks - 0.4%
Banco Bradesco SA	70,575	329,413
Bancolombia SA	1,950	20,940
Itau Unibanco Holding SA	44,495	257,029
		607,382
Chemicals - 0.0%†
FUCHS PETROLUB SE	276	10,066

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
Health Care Equipment & Supplies - 0.1%
Sartorius AG	483	$215,878

Household Products - 0.0%†
Henkel AG & Co. KGaA	174	11,748

Metals & Mining - 0.0%†
Gerdau SA	3,563	23,034
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA	14,264	100,197

Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	3,956	205,625

Total Preferred Stocks
(Cost - $1,412,601)		1,366,551
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(b) (Cost - $2,753,536)	2,753,536	2,753,536

Total Investments - 99.0%
(Cost - $146,143,661)		$158,471,434
Other Assets Less Liabilities - Net 1.0%		1,571,402
Total Net Assets - 100.0%		$160,042,836

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2022, these securities amounted to $3,017,708 or 1.9% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	21	6/17/2022	$2,251,620	$96,279
MSCI Emerging Market Index Future	Goldman Sachs & Co.	18	6/17/2022	1,012,950	31,783
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	6/16/2022	210,896	4,099

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$132,161